PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property And Equipment Tables
Property, Plant and Equipment

	June 30, 2018	December 31, 2017
Processing and rail facility	$2,914,422	$2,914,422
Underground equipment	9,315,392	8,887,045
Surface equipment	4,439,263	3,957,603
Mining rights	2,217,952	-
Land	178,683	178,683
Less: Accumulated depreciation	(5,950,125)	(4,820,569)

Total Property and Equipment, Net	$13,115,587	$11,117,184

	2017	2016
Processing and rail facility	$2,914,422	$2,914,422
Underground equipment	8,887,045	7,500,512
Surface equipment	3,957,603	3,751,054
Land	178,683	178,683
Less: Accumulated depreciation	(4,820,569)	(2,262,855)

Total Property and Equipment, Net	$11,117,184	$12,081,816

Property, Plant and Equipment, Estimated Useful Lives	The estimated useful lives are as follows:
Processing and Rail Facilities	20 years
Surface Equipment	7 years
Underground Equipment	5 years

Processing and Rail Facilities	20 years
Surface Equipment	7 years
Underground Equipment	5 years